LONG-TERM DEBT (Details) - USD ($) $ in Thousands		Jun. 30, 2015	Dec. 31, 2014
Total		$ 149,684	$ 118,467
Current portion		37,803	42,332
Long-term portion		111,882	76,135
Government Loans For Research And Development Projects [Member]
Total	[1]	1,702	3,717
Acquisition liability contingent consideration [Member]
Total	[2]	89,077	70,112
Acquisition liability warrant consideration [Member]
Total	[2]	46,713	34,542
Deerfield Royalty agreement [Member]
Total	[3]	8,256	6,837
Broadfin Royalty agreement [Member]
Total	[4]	$ 3,936	$ 3,259

[1]	French government agencies provide financing to French companies for research and development. At December 31, 2014 and June 30, 2015, the Company had outstanding loans of $3.7 million and $1.7 million, respectively for various programs. These loans do not bear interest and are repayable only in the event the research project is technically or commercially successful. Potential repayment is scheduled to occur from 2015 through 2019. In June 2015, the Company reimbursed $0.5 million in relation to a loan associated with a specific research project conducted from 2003 to 2005. In addition, the Company recognized a waiver for repayment of the remaining $1.1 million on the basis of limited commercial and technical success. The waiver is accounted for as a reduction to R&D expenses.
[2]	The Acquisition liability relates to the acquisition by the Company on March 13, 2012, through its wholly owned subsidiary Flamel US Holdings, Inc., or Flamel US, of all of the membership interests of Éclat Pharmaceuticals, LLC. In exchange for all of the issued and outstanding membership interests of Éclat Pharmaceuticals, Flamel US provided consideration consisting of: a $12 million senior, secured six-year note guaranteed by the Company and its subsidiaries and secured by the equity interests and assets of Éclat. The note was repaid in full on March 24, 2014 generating a loss of $3 million and accounted for in interest expense; two warrants to purchase a total of 3,300,000 American Depositary Shares, each representing one ordinary share of Flamel (“ADSs”); and a commitment to make earnout payments of 20% of any gross profit generated by certain Éclat Pharmaceuticals products. The Purchase Agreement also contains certain representations and warranties, covenants, indemnification and other customary provisions.
[3]	On February 4, 2013 the Company concluded a $15 million debt financing transaction (Facility Agreement) with Deerfield Management a current shareholder. The consideration received was as follows: ⋅ $12.4 million for a facility agreement of a nominal value of $15 million, including a premium on reimbursement of $2.6 million. The indebtedness was repaid on March 24, 2014 in its entirety, the accelerated reimbursement of this note resulted in interest expenses of $2.5 million; ⋅ $2.6 million for a Royalty Agreement whereby, the Company’s wholly owned subsidiary Éclat subject to required regulatory approvals and launch of product, is to pay a 1.75% Royalty of the net sales of certain products sold by Éclat and any of its affiliates until December 31, 2024. The fair value of the Royalty was estimated using a probability-weighted discounted cash flow model based on probability adjusted projected annual net sales of each of the products which may be approved and sold by Éclat Pharmaceuticals. This fair value measurement is based on significant inputs not observable in the market and thus represents a level 3 measurement as defined in ASC 820. The discount rate used is 20%.
[4]	On December 3, 2013 the Company concluded with Broadfin Healthcare Master Fund, a current shareholder, a $15 million debt financing transaction (Facility Agreement) divided in 3 tranches of $5 million each, Under the terms of the Facility, upon closing Broadfin made an initial loan of $5.0 million. Consideration received was as follows: ⋅ $2.8 million for a Facility agreement of a nominal value of $5.0 million. Loans under the Facility were scheduled to mature upon the earlier to occur of (i) January 31, 2017 and (ii) the repayment in full of all outstanding amounts under the Deerfield Facility, but in no event prior to November 15, 2015. The indebtedness was repaid on March 24, 2014 in its entirety, the accelerated reimbursement of this note resulted in interest expenses of $ 2.2 million; ⋅ $2.2 million for a Royalty agreement whereby, the Company’s wholly owned subsidiary Éclat subject to required regulatory approvals and launch of product, is to pay a 0.834% Royalty of the net sales of certain products sold by Éclat and any of its affiliates until December 31, 2024. The fair value of the Royalty was estimated using a probability-weighted discounted cash flow model based on probability adjusted projected annual net sales of each of the products which may be approved and sold by Éclat Pharmaceuticals. This fair value measurement is based on significant inputs not observable in the market and thus represents a level 3 measurement as defined in ASC 820. The discount rate used is 20%.